REVENUE AND EXPENSES (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of Groups revenues

	06/30/2023	06/30/2022
Sports betting	36,296	28,386
Casino wagering	38,339	22,876
Total	74,635	51,262

Disclosure of geographical revenue

	06/30/2023	06/30/2022
Spain	35,941	27,281
Mexico	31,959	19,571
Colombia	4,659	2,785
Panama	1,270	903
Others	806	722
Total	74,635	51,262

Disclosure personnel expenses

	06/30/2023	06/30/2022
Wages, salaries and similar	6,489	4,747
LTIP provision	1,256	1,004
Social security contributions payable by Codere Online	1,048	692
Total	8,794	6,443

Disclosure of depreciation and amortization

	06/30/2023	06/30/2022
Depreciation of property, plant and equipment	36	33
Amortization of intangible assets	11	313
Amortization of right-of-use assets	-	-
Total	47	346

Disclosure of other operating expenses

	06/30/2023	06/30/2022
Gambling taxes	7,580	4,701
Leases	257	263
Utilities, repairs and maintenance	667	450
Professional services and other expenses	30,186	24,127
Business e-Mail Compromise Incident	-	744
Casino license royalties	3,018	1,968
Marketing expenses	35,393	37,485
Total	77,101	69,738

Disclosure of finance income cost

	06/30/2023	06/30/2022
Interest Income/(Expenses)	1,136	21
Exchange rate impact	2,844	6,206
Argentina Hyperinflation Impact	4,251	544
Decrease/(Increase) in Fair Value of Public Warrants	334	3,592
Impact of IFRS 9 on accounting for financial instruments, including impairment*	-	(136)
Total	8,565	10,227

*	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.

Disclosure of basic and diluted earnings per share

	06/30/2023	06/30/2022
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(305)	(16,761)
Weight average number of shares outstanding:
Basic	45,259,185	45,259,185
Diluted	45,259,185	45,259,185
Basic earnings per share (euros)	(0.007)	(0.370)
Diluted earnings per share (euros)	(0.007)	(0.370)